SHARE CAPITAL - Warrants (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Warrants
Balance at the beginning of the year, number		2,874	10,486
Exercise of warrants, number			(7,555)
Forfeitures of warrants, due to expiration	57		(57)
Balance at the end of the year, number		2,874	2,874
Weighted Average
Warrants
Balance at the beginning of the year, amount		$ 1,786	$ 6,516
Exercise of warrants, amount			(4,694)
Forfeitures of warrants, due to expiration, amount			(36)
Balance at the end of the year, amount		$ 1,786	$ 1,786